DERIVATIVE LIABILITIES - Broker Warrants Denominated in Foreign Currency (Details)	1 Months Ended		12 Months Ended
	Apr. 30, 2014 CAD ($) $ / shares shares	Apr. 30, 2014 USD ($) shares	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Disclosure of financial liabilities
Amount of derivative liability change in fair value			$ 1,469	$ 151,095	$ 7,305,746
Broker Warrants
Disclosure of financial liabilities
Number of warrants issued | shares	1,250	1,250
Exercise price of warrants | $ / shares	$ 40.00
Derivative liability fair value			0	0
Amount of issuance of a convertible debenture		$ 1,000,000
Number of common share consisted in each unit of private placement | shares	1	1
Term of warrants	5 years	5 years
Amount of derivative liability change in fair value			$ 0	$ 206
Warrant issued in connection with issuance of convertible debt	$ 16,394	$ 14,935